Personnel expenses - Fair value (Details)	12 Months Ended
	Dec. 31, 2018 item	Dec. 31, 2017 Y	Dec. 31, 2016 Y
Minimum
Share-based payment arrangement
Expected volatility		26.16%	31.39%
Annual dividend yield based on last few years		5.48%	5.92%
Risk-free interest rate		0.89%	0.31%
Dividend increase		5.48%	5.92%
Maximum
Share-based payment arrangement
Expected volatility		26.31%	32.00%
Annual dividend yield based on last few years		5.51%	6.21%
Risk-free interest rate		1.08%	0.41%
Dividend increase		5.51%	6.21%
Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Fair value of plan, initial achievement	70.00%
Deferred variable compensation plan linked to multiannual objectives | Minimum
Share-based payment arrangement
Reasonable initial achievement ratio	60.00%
Deferred variable compensation plan linked to multiannual objectives | Maximum
Share-based payment arrangement
Reasonable initial achievement ratio	80.00%
Performance Share Plan First Cycle 2014 [Member]
Share-based payment arrangement
Number of simulations using a Monte Carlo valuation model to determine the TSR	10,000
Expected volatility	51.35%
Annual dividend yield based on last few years	6.06%
Risk-free interest rate	4.073%
Dividend increase	6.06%
Historical volatility period	3 years
Simulation Model Fair Value	55.39%
Performance Share Plan Second Cycle 2015 [Member]
Share-based payment arrangement
Fair value of plan, initial achievement	70.00%
Maximum achievement level	91.50%
Fair value of plan	64.05%
Performance Share Plan Second Cycle 2015 [Member] | Minimum
Share-based payment arrangement
Reasonable initial achievement ratio	60.00%
Performance Share Plan Second Cycle 2015 [Member] | Maximum
Share-based payment arrangement
Reasonable initial achievement ratio	80.00%
Sharesave plan | Minimum
Share-based payment arrangement
Expected volatility	23.99%
Annual dividend yield based on last few years	5.60%
Risk-free interest rate	1.27%
Dividend increase	5.60%
Expected life of options granted (in years)	3	3	3
Sharesave plan | Maximum
Share-based payment arrangement
Expected volatility	24.17%
Annual dividend yield based on last few years	6.12%
Risk-free interest rate	1.40%
Dividend increase	6.12%
Expected life of options granted (in years)	5	5	5